Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options (Detail) (USD $)	12 Months Ended		6 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Non-performance based options [Member]
Nonvested Share Activity [Line Items]
Non-vested, beginning balance shares	7,356,508	2,700,000	4,422,172
Granted, Shares	375,000		150,000
Vested, Shares	(3,176,993)		(1,613,676)
Canceled, Shares	(132,343)		(210,001)
Non-vested, ending balance shares	4,422,172	2,700,000	2,748,495
Non-vested, Weighted-Average Grant Date Fair Value, beginning balance	$ 1.81		$ 1.92
Granted, Weighted-Average Grant Date Fair Value	$ 2.58		$ 4.61
Vested, Weighted-Average Grant Date Fair Value	$ 1.72		$ 2.55
Canceled, Weighted-Average Grant Date Fair Value	$ 2.41		$ 1.77
Non-vested, Weighted-Average Grant Date Fair Value, ending balance	$ 1.92		$ 1.82